Purchase Option (Details) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012
Purchase Option (Textual)
Proceeds from sale of option to purchase		$ 100
Number of units under option to purchase		150,000
Exercise price of option to purchase		$ 11.00
Number of common stock included in option		150,000
Number of warrants included in option		150,000
Number of common stock underlying the warrants		150,000
Statutory lock - up period of option		180 days
Statutory lock - up period of option, Description		The option and the 150,000 units, the 150,000 shares of common stock and the 150,000 warrants underlying the units, and the 150,000 shares of common stock underlying the warrants, were deemed compensation by the Financial Industry Regulatory Authority (FINRA) and are therefore subject to a 180-day lock-up pursuant to Rule 5110(g)(1) of the FINRA Conduct Rules. Additionally, the option may not be sold, transferred, assigned, pledged or hypothecated for 180 days.
Period for option grants to holders demand		Five and seven years
Fair value of the option		$ 775,000
Expected life of option		5 years
Expected volatility rate used in Black-Scholes model	38.10%	69.03%
Expected risk-free rate used in Black-Scholes model	0.208%	1.48%